Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8000

October 6, 2021

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549

Re:	PFM Multi-Manager Series Trust (File No. 811-23282) Preliminary Proxy Materials

Ladies and Gentlemen:

Submitted herewith for filing electronically via the EDGAR system, on behalf of the PFM Multi-Manager Series Trust (the “Registrant”), pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, are a notice of special meeting of shareholders, a copy of the preliminary proxy statement, and form of proxy  to be used in connection with the special meetings of shareholder of the Registrant, to be held on November 22, 2021.
Please direct questions or comments relating to this filing to me at 215-564-8099 or Mena Larmour at 215-564-8014.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik